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                           BNY HAMILTON FUNDS, INC.

                       Supplement dated January 3, 2007
      to the Prospectuses and to the Statements of Additional Information

   The following information supplements and supersedes any information to the contrary relating to the BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton 100% U.S. Treasury Securities Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Core Bond Fund, BNY Hamilton High Yield Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton International Equity Fund, BNY Hamilton Large Cap Equity Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton Multi-Cap Equity Fund, BNY Hamilton Municipal Enhanced Yield Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton Small Cap Core Equity Fund, BNY Hamilton Small Cap Growth Fund and BNY Hamilton U.S. Bond Market Index Fund (the "Funds" and each, a "Fund"), each a series of BNY Hamilton Funds, Inc., contained in the Funds' Prospectuses and Statement of Additional Information.

   On December 4, 2006, The Bank of New York Company, Inc. announced that it had entered into a definitive agreement to merge with Mellon Financial Corporation. The new company will be called The Bank of New York Mellon Corporation. The Bank of New York Company, Inc. is the parent company of The Bank of New York, which serves as the investment advisor and administrator to the Funds.

   The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.'s and Mellon Financial Corporation's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, The Bank of New York Company, Inc. and Mellon Financial Corporation expect the transaction to be completed in the third quarter of 2007.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE